ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($)								12 Months Ended
	Dec. 31, 2018	Nov. 05, 2018	Oct. 16, 2018	Oct. 01, 2018	Sep. 07, 2018	Jun. 01, 2018	Apr. 04, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Revenues								$ 4,652,000,000	$ 3,535,000,000	$ 2,115,000,000
Net income (loss)								806,000,000	574,000,000	528,000,000	[1]
Unit issuance								588,000,000	1,212,000,000	$ 941,000,000
Increase through business combinations, deferred tax liability								694,000,000	930,000,000
Goodwill	$ 3,859,000,000							3,859,000,000	1,301,000,000
U.S. Data Center Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	29.00%
Consideration transferred	$ 315,000,000							315,000,000
Equity funded consideration	164,000,000							164,000,000
Asset level debt raised	151,000,000							151,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination								10,000,000
Revenues								0
Net income (loss)								0
Cash	315,000,000							315,000,000
Goodwill expected to be deductible for tax purposes	463,000,000							463,000,000
Goodwill	463,000,000							463,000,000
U.S. Data Center Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred	1,103,000,000							1,103,000,000
Equity funded consideration	577,000,000							577,000,000
Equity funded consideration from non-controlling interests	413,000,000							413,000,000
Asset level debt raised	$ 526,000,000							526,000,000
Rayalseema Expressway Limited [Domain]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		26.00%
Consideration transferred		$ 5,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination								1,000,000
Revenues								2,000,000
Net income (loss)								0
Cash		3,000,000
Contingent consideration, acquisition-date fair value		2,000,000
Rayalseema Expressway Limited [Domain] | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred		16,000,000
Cash		10,000,000
Contingent consideration, acquisition-date fair value		$ 6,000,000
North American Residential Energy Infrastructure Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			30.00%
Consideration transferred			$ 723,000,000
Equity funded consideration			427,000,000
Asset level debt raised			64,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination								4,000,000
Revenues								192,000,000
Net income (loss)								5,000,000
Cash			491,000,000
Goodwill expected to be deductible for tax purposes			0
Goodwill			1,260,000,000
North American Residential Energy Infrastructure Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred			2,400,000,000
Equity funded consideration			2,000,000,000
Asset level debt raised			$ 216,000,000
Western Canadian Natural Gas Gathering and Processing Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				29.00%
Consideration transferred				$ 559,000,000
Equity funded consideration				281,000,000
Asset level debt raised				278,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination								3,000,000
Revenues								61,000,000
Net income (loss)								4,000,000
Cash				559,000,000
Goodwill expected to be deductible for tax purposes				0
Goodwill				524,000,000
Western Canadian Natural Gas Gathering and Processing Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred				2,000,000,000
Equity funded consideration				982,000,000
Asset level debt raised				$ 974,000,000
Simhapuri Expressway Limited [Domain]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					29.00%
Consideration transferred					$ 53,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination								1,000,000
Revenues								15,000,000
Net income (loss)								(8,000,000)
Cash					53,000,000
Goodwill expected to be deductible for tax purposes					0
Increase through business combinations, deferred tax liability					37,000,000
Goodwill					37,000,000
Goodwill not deductible tax purposes					0
Simhapuri Expressway Limited [Domain] | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred					$ 182,000,000
Colombian Gas Distribution Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						16.00%
Consideration transferred						$ 150,000,000
Equity funded consideration						88,000,000
Asset level debt raised						62,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination								2,000,000
Revenues								516,000,000
Net income (loss)								41,000,000
Cash						118,000,000
Goodwill expected to be deductible for tax purposes						0
Goodwill						$ 621,000,000
Pre-existing equity interest, percentage						3.00%
Business combinations, pre-existing interest, equity						$ 32,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination						0
Colombian Gas Distribution Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred						522,000,000
Equity funded consideration						309,000,000
Asset level debt raised						$ 213,000,000
Brazilian regulated gas transmission operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							28.00%
Consideration transferred							$ 1,568,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination									$ 8,000,000
Cash							1,306,000,000
Goodwill expected to be deductible for tax purposes							0
Increase through business combinations, deferred tax liability							893,000,000
Goodwill							804,000,000
Deferred consideration, acquisition-date fair value							$ 262,000,000
Deferred consideration, annual interest accrual							3.35%
Period of payable from close of transaction							5 years
Goodwill not deductible tax purposes							$ 0
Brazilian regulated gas transmission operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred							5,100,000,000
Cash							4,200,000,000
Deferred consideration, acquisition-date fair value							$ 900,000,000
Brazilian Regulated Gas Transmission Operation and other insignificant transactions
Disclosure of detailed information about business combination [line items]
Pro forma revenue								6,328,000,000
Pro forma net income								819,000,000
Non-controlling Interest - Exchange LP Units, equity [Member]
Disclosure of detailed information about business combination [line items]
Unit issuance								$ 232,000,000
Non-controlling Interest - Exchange LP Units, equity [Member] | North American Residential Energy Infrastructure Operation [Member]
Disclosure of detailed information about business combination [line items]
Exchange LP unit conversion, shares			0.5509
Unit issuance			$ 232,000,000
Issued for cash			5,700,000

[1]	Certain net income allocations have been reclassified to provide comparability with the current year consolidated statements of partnership capital.